Segmented Information	12 Months Ended
Mar. 31, 2026
Segmented Information [Abstract]
SEGMENTED INFORMATION
4.	SEGMENTED INFORMATION

An operating segment is defined as a component of the Company that:

●	Engages in business activities from which it may earn revenues or incur expenses;
●	Whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
●	For which discrete financial information is available.

The Company has organized its reportable and operating segments by significant revenue streams and geographic regions. The Company has determined that each producing mine and significant development property represents an operating segment, except Tulkubash and Kyzyltash projects are considered one operating segment. As of March 31, 2026, the Company’s significant operating segments include its two producing properties in China, two development and exploration projects in Ecuador and the Tulkubash/Kyzyltash development and exploration project in Kyrgyz Republic. “Other” consists primarily of the Company’s corporate assets, other development and exploration properties, and corporate expenses which are not allocated to operating segments.

(a)Segmented information for operating results is as follows:

	Year ended March 31, 2026
	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
Statements of (Loss) Income	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Revenue	$399,238	$38,897	$—	$—	$—	$—	$438,135
Costs of mine operations	(159,110)	(25,248)	—	(69)	—	—	(184,427)
Income from mine operations	240,128	13,649	—	(69)	—	—	253,708

Other operating and investment items	(4,479)	(29)	(1,046)	(114)	108	(166,077)	(171,637)
Finance items, net	2,114	405	(951)	27	1	(3,252)	(1,656)
Income tax expenses	(39,118)	(2,308)	—	(8)	—	(6,059)	(47,493)
Net income (loss)	$198,645	$11,717	$(1,997)	$(164)	$109	$(175,388)	$32,922

Attributable to:
Equity holders of the Company	155,125	11,600	(1,752)	(163)	109	(174,863)	(9,944)
Non-controlling interest	43,520	117	(245)	(1)	—	(525)	42,866
Net income (loss)	$198,645	$11,717	$(1,997)	$(164)	$109	$(175,388)	$32,922

	Year Ended March 31, 2025
	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
Statements of (Loss) Income	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Revenue	$263,515	$35,380	$—	$—	$—	$—	$298,895
Costs of mine operations	(149,462)	(24,117)	(1,033)	(316)	—	(416)	(175,344)
Income (loss) from mine operations	114,053	11,263	(1,033)	(316)	—	(416)	123,551

Operating (expenses) income	(2,748)	(90)	46	(6)	—	(17,601)	(20,399)
Finance items, net	1,704	297	(217)	3	—	18	1,805
Income tax expenses	(18,418)	(2,983)	—	—	—	(4,787)	(26,188)
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$—	$(22,786)	$78,769

Attributable to:
Equity holders of the Company	73,771	8,402	(903)	(315)	—	(22,765)	58,190
Non-controlling interest	20,820	85	(301)	(4)	—	(21)	20,579
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$—	$(22,786)	$78,769

(b)Segmented information for assets and liabilities is as follows:

	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
As at March 31, 2026	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Current assets	$232,145	$31,867	$19,420	$528	$18,590	$140,890	$443,441
Long-term prepaids and deposits	2,583	282	7,885	—	—	2,674	13,424
Reclamation deposits	1,335	3,110	—	—	—	123	4,568
Other investments	—	—	—	—	—	54,243	54,243
Investment in associates	—	—	—	—	—	54,641	54,641
Investment properties	487	—	—	—	—	—	487
Plant and equipment	80,762	12,388	658	323	10,648	3,731	108,510
Mineral rights and properties	342,944	43,886	253,974	29,194	84,268	25,464	779,730
Long-term receivables	—	—	5,183	—	—	—	5,183
Total Assets	$660,256	$91,533	$287,121	$30,045	$113,507	$281,766	$1,464,227
Current liabilities	$97,069	$8,652	$11,094	$255	$396	$6,514	$123,980
Long-term portion of lease obligation	—	—	132	—	—	750	882
Long-term portion of convertible debenture	—	—	—	—	—	115,156	115,156
Long term deposit	—	—	44,896	—	—	—	44,896
Deferred income tax liabilities	57,626	4,390	—	—	—	1,032	63,048
Environmental rehabilitation	7,522	2,058	—	—	—	1,016	10,596
Total liabilities	$162,217	$15,100	$56,122	$255	$396	$124,468	$358,558
Non-controlling interests	$122,043	$(27)	$41,808	$(403)	$—	$1,242	$164,663

	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
As at March 31, 2025	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Current assets	$132,782	$17,376	$27,021	$1,704	$—	$208,038	$386,921
Long-term prepaids and deposits	1,782	225	—	—	—	92	2,099
Reclamation deposits	1,183	3,073	—	—	—	7	4,263
Other investments	—	—	—	—	—	17,277	17,277
Investment in associates	—	—	—	—	—	46,016	46,016
Investment properties	511	—	—	—	—	—	511
Plant and equipment	76,248	12,600	499	133	—	4,313	93,793
Mineral rights and properties	294,310	38,321	208,180	26,220	—	19,951	586,982
Long-term receivables	—	—	1,079	—	—	—	1,079
Total Assets	$506,816	$71,595	$236,779	$28,057	$—	$295,694	$1,138,941
Current liabilities	$59,624	$5,858	$4,121	$180	$—	$6,779	$76,562
Long-term portion of lease obligation	—	—	182	—	—	871	1,053
Long-term portion of convertible debenture	—	—	—	—	—	108,193	108,193
Derivative liabilities	—	—	—	—	—	50,768	50,768
Deferred income tax liabilities	53,076	2,925	—	—	—	3,337	59,338
Environmental rehabilitation	7,212	1,480	—	—	947	9,639
Total liabilities	$119,912	$10,263	$4,303	$180	$—	$170,895	$305,553
Non-controlling interests	$98,104	$(179)	$31,327	$(403)	$—	$1,811	$130,660

(c)Sales by metal

The sales generated for the year ended March 31, 2026 and 2025 were all earned in China and were comprised of:

	Year Ended March 31, 2026
	Ying Mining District	GC	Total
Silver	$301,680	$14,711	$316,391
Gold	31,493	—	31,493
Lead	52,743	4,730	57,473
Zinc	7,320	15,635	22,955
Other	6,002	3,821	9,823
	$399,238	$38,897	$438,135

	Year Ended March 31, 2025
	Ying Mining District	GC	Total
Silver	$175,932	$10,824	$186,756
Gold	17,816	—	17,816
Lead	54,794	5,220	60,014
Zinc	9,610	16,413	26,023
Other	5,363	2,923	8,286
	$263,515	$35,380	$298,895

(d)Major customers

Revenue from major customers is summarized as follows:

	Year Ended March 31, 2026
				Percentage of total
Customers	Ying Mining District	GC	Total	revenue
Customer D	87,277	843	88,120	20%
Customer B	$85,946	$499	$86,445	20%
Customer A	80,204	—	80,204	18%
Customer C	51,449	2,029	53,478	12%
Customer F	29,513	—	29,513	7%
	$334,389	$3,371	$337,760	77%

	Year Ended March 31, 2025
				Percentage of total
Customers	Ying Mining District	GC	Total	revenue
Customer A	$76,094	$—	$76,094	25%
Customer B	70,266	538	70,804	24%
Customer C	40,433	3,375	43,808	15%
Customer D	37,992	—	37,992	13%
Customer E	18,284	—	18,284	6%
	$243,069	$3,913	$246,982	83%